Basis of Preparation (Details)				12 Months Ended
	Jun. 20, 2025	Nov. 30, 2024	Feb. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture			75.00%
Minimum
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	85.00%
Maximum
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	90.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions				70.00%	70.00%
Ownership interest in unincorporated joint venture		70.00%				60.30%
Net profits interest in mineral tenure held by third party				7.50%
Essakane
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions				85.00%	90.00%
Essakane | Minimum
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	10.00%
Essakane | Maximum
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	15.00%
Westwood
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions				100.00%	100.00%
Vanstar Resources Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions				0.00%	100.00%
Ownership interest in unincorporated joint venture			25.00%